REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Schedule of Redeemable Noncontrolling Interest
Changes in redeemable non-controlling interests during the years ended December 31, 2017 and 2016 are reflected in the table below:

	For the Years Ended December 31,
	2017	2016
	(Amounts in thousands)
Beginning balance	$30,805	$—
Net income attributable to redeemable non-controlling interests in consolidated subsidiaries	6,702	2,565
Contributions	23,000	17,010
Distributions	(6,738)	(994)
Change in fair value of available-for-sale securities	(28)	28
Reclassification of redeemable non-controlling interest	—	12,196
Ending balance	$53,741	$30,805